Fair Value of Financial Assets and Liabilities - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Transfers between fair value measurement levels	$ 0	$ 0	$ 0	$ 0
Estimated dividend yield		0.00%